Marketable securities (Tables)	6 Months Ended
Jun. 30, 2020
Marketable Securities [Abstract]
Marketable securities held	The below table shows the carrying value of our investments in marketable securities for periods presented in this report.

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Seadrill Partners - Common units	—	2
Archer	5	9
Total marketable securities	5	11

Gains and losses related to marketable securities
The below table shows the gain and losses recognized through net loss for the periods presented in this report.

(In $ millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Seadrill Partners - Common units - unrealized loss on marketable securities	—	(13)	(2)	(36)
Archer - unrealized gain / (loss) on marketable securities	1	(1)	(4)	1
Total unrealized gain / (loss) on marketable securities	1	(14)	(6)	(35)